UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.30%	$ 1,000.00	$ 1,000.30	$ 1.51
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.63	$ 1.53

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/11	% of fund's investments 2/28/11	% of fund's investments 8/31/10
1 - 7	28.5	26.5	32.8
8 - 30	19.1	20.3	27.0
31 - 60	19.4	18.2	14.1
61 - 90	22.3	14.9	11.9
91 - 180	9.2	13.9	12.8
> 180	1.5	6.2	1.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/11	2/28/11	8/31/10
Money Market Portfolio	43 Days	53 Days	41 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/11	2/28/11	8/31/10
Money Market Portfolio	89 Days	102 Days	75 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
Corporate Bonds 0.6%	Corporate Bonds 0.7%
Commercial Paper 14.0%	Commercial Paper 19.5%
Bank CDs, BAs, TDs, and Notes 62.2%	Bank CDs, BAs, TDs, and Notes 52.1%
Government Securities † 11.1%	Government Securities † 8.3%
Repurchase Agreements 16.7%	Repurchase Agreements 22.1%
Other Investments 0.1%	Other Investments 0.4%
Net Other Assets** (4.7)%	Net Other Assets** (3.1)%

* Source: iMoneyNet, Inc.

† Includes FDIC Guaranteed Corporate Securities, and/or Federal Financing Bank Supported Student Loan Short-Term Notes.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
9/7/11	0.21% (d)	$ 40,000,000	$ 40,000,000
Certificates of Deposit - 52.9%

Domestic Certificates Of Deposit - 0.4%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27	25,000,000	25,000,000
London Branch, Eurodollar, Foreign Banks - 10.4%
ABN AMRO Bank NV
10/3/11	0.32	52,000,000	52,000,224
Australia & New Zealand Banking Group Ltd.
10/28/11	0.21	16,000,000	16,000,000
Commonwealth Bank of Australia
10/21/11	0.20	26,000,000	26,000,180
Credit Agricole SA
9/1/11 to 10/5/11	0.35 to 0.36	107,000,000	107,000,000
Credit Industriel et Commercial
9/2/11	0.35	100,000,000	100,000,000
HSBC Bank PLC
2/9/12 to 5/10/12	0.38 to 0.55	83,000,000	83,000,000
ING Bank NV
9/1/11	0.21	50,000,000	50,000,000
National Australia Bank Ltd.
10/20/11 to 12/1/11	0.21 to 0.30	227,000,000	227,000,000
			661,000,404
New York Branch, Yankee Dollar, Foreign Banks - 42.1%
Bank of Montreal
9/1/11 to 9/5/12	0.19 to 0.50 (d)	263,000,000	263,000,000
Bank of Nova Scotia
11/1/11 to 9/15/12	0.25 to 0.44 (d)	291,000,000	291,000,000
Bank of Tokyo-Mitsubishi
11/3/11 to 12/2/11	0.28 to 0.32	200,000,000	200,000,000
BNP Paribas New York Branch
11/2/11 to 11/7/11	0.44 to 0.45	118,000,000	118,000,000
BNP Paribas SA
9/26/11 to 12/12/11	0.37 to 0.48 (d)	225,000,000	225,000,000
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 9/17/12	0.29 to 0.50 (d)	201,000,000	201,000,000
Credit Suisse
9/2/11	0.25 (d)	48,000,000	48,000,000
Credit Suisse New York Branch
10/25/11	0.24	100,000,000	100,000,000
DnB NOR Bank ASA
11/18/11	0.30	54,000,000	54,000,000
Mitsubishi UFJ Trust & Banking Corp.
10/3/11	0.28	6,000,000	6,000,000

	Yield (a)	Principal Amount	Value
Mizuho Corporate Bank Ltd.
9/7/11	0.18%	$ 23,000,000	$ 23,000,000
Natexis Banques Populaires New York Branch
9/23/11	0.35	111,000,000	111,000,000
National Bank Canada
11/4/11 to 7/6/12	0.32 to 0.37 (d)	83,000,000	83,000,000
Nordea Bank Finland PLC
10/19/11 to 2/1/12	0.21 to 0.40	104,000,000	103,999,574
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.26 to 0.50 (d)	330,000,000	330,000,000
Royal Bank of Canada
8/31/12	0.59 (d)	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp.
9/2/11 to 9/12/11	0.19 to 0.21	266,000,000	266,000,000
Svenska Handelsbanken
10/26/11 to 11/3/11	0.21 to 0.30	78,000,000	78,000,108
Toronto-Dominion Bank New York Branch
11/15/11 to 1/12/12	0.25 to 0.29 (d)	48,000,000	48,000,000
UBS AG
11/21/11	0.35	40,000,000	40,000,000
			2,663,999,682
TOTAL CERTIFICATES OF DEPOSIT	3,350,000,086
Commercial Paper - 14.0%

ABN AMRO Funding USA LLC
9/26/11 to 10/5/11	0.25 to 0.32	60,000,000	59,985,986
Anheuser-Busch InBev Worldwide, Inc.
9/16/11 to 10/11/11	0.27 to 0.30	12,000,000	11,997,171
ASB Finance Ltd.
3/30/12	0.36 (d)	18,000,000	17,998,945
Barclays Bank PLC/Barclays US CCP Funding LLC
10/4/11	0.27	8,000,000	7,998,020
BP Capital Markets PLC
10/20/11	0.20	36,000,000	35,990,200
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	158,000,000	157,925,430
Commonwealth Bank of Australia
9/16/11 to 11/21/11	0.20 to 0.35 (d)	146,000,000	145,960,347
CVS Caremark Corp.
9/1/11	0.25	5,000,000	5,000,000
DnB NOR Bank ASA
10/20/11 to 12/7/11	0.22 to 0.30	64,000,000	63,962,746
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Duke Energy Corp.
9/9/11 to 9/12/11	0.34 to 0.40%	$ 14,000,000	$ 13,998,709
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
9/9/11 to 9/22/11	0.25	20,000,000	19,997,986
Northern Pines Funding LLC
9/7/11	0.36 (d)	11,000,000	11,000,000
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
9/28/11	0.29 (d)	10,000,000	9,997,825
Royal Bank of Canada
11/23/11	0.30	25,700,000	25,682,224
Skandinaviska Enskilda Banken AB
10/7/11	0.30	32,000,000	31,990,400
Svenska Handelsbanken, Inc.
10/28/11	0.22	25,000,000	24,991,292
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	8,000,000	7,995,600
Thermo Fisher Scientific, Inc.
9/16/11	0.30	6,000,000	5,999,250
Total Capital Canada Ltd.
9/15/11 to 9/16/11	0.40 to 0.43	25,000,000	24,995,710
Verizon Communications, Inc.
10/14/11	0.39 (d)	34,000,000	34,000,000
Westpac Banking Corp.
9/12/11 to 11/9/11	0.23 to 0.45 (d)	144,000,000	143,975,896
Xerox Corp.
9/8/11 to 9/16/11	0.50 to 0.55	23,000,000	22,996,621
TOTAL COMMERCIAL PAPER			884,440,358
U.S. Government and Government Agency Obligations - 1.5%

Other Government Related - 1.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

10/11/11 to 10/31/11	0.30 to 0.65 (c)	94,000,000	93,912,522
Federal Agencies - 0.8%

Federal Home Loan Bank - 0.8%
2/8/12	0.20	50,000,000	49,994,913
U.S. Treasury Obligations - 8.8%
	Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 1.4%
9/29/11	0.17 to 0.18%	$ 90,000,000	$ 89,988,042
U.S. Treasury Notes - 7.4%
10/31/11 to 2/29/12	0.08 to 0.31	464,000,000	465,455,701
TOTAL U.S. TREASURY OBLIGATIONS	555,443,743
Medium-Term Notes - 7.0%

Commonwealth Bank of Australia
2/10/12	0.31 (b)(d)	23,000,000	23,000,000
Metropolitan Life Insurance Co.
11/29/11	0.58 (d)(g)	5,000,000	5,000,000
Royal Bank of Canada
8/31/12 to 9/14/12	0.30 to 0.67 (b)(d)	158,750,000	158,750,000
9/5/12	0.27 (d)	71,000,000	70,976,702
Westpac Banking Corp.
4/2/12 to 6/14/12	0.28 to 0.32 (b)(d)	186,000,000	186,000,000
TOTAL MEDIUM-TERM NOTES	443,726,702
Asset-Backed Securities - 0.1%

GE Equipment Small Ticket LLC
	2/21/12	0.38 (b)	7,822,866	7,822,866
Municipal Securities - 2.3%

District of Columbia Rev. (World Wildlife Fund Proj.) Series 2010, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.20 (d)	10,620,000		10,620,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.18 (d)	19,245,000		19,245,000
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.20 (d)	5,800,000		5,800,000
Lancaster Indl. Dev. Auth. Rev. Series 2009 A, LOC PNC Bank NA, VRDN
9/7/11	0.18 (d)	9,795,000		9,795,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, LOC Bank of America NA, VRDN
9/1/11	0.16 (d)	17,135,000		17,135,000
Municipal Securities - continued
	Yield (a)	Principal Amount		Value
Lower Merion School District Series 2009 B, LOC U.S. Bank NA, Minnesota, VRDN
9/7/11	0.17% (d)	$ 3,900,000		$ 3,900,000
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/7/11	0.21 (d)	10,000,000		10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
9/7/11	0.23 (d)	15,000,000		15,000,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender, CP mode
9/12/11	0.75 (e)	16,500,000		16,500,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.18 (d)	7,300,000		7,300,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
9/7/11	0.15 (d)(e)	10,830,000		10,830,000
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
9/7/11	0.15 (d)	7,500,000		7,500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, LOC Fannie Mae, VRDN
9/7/11	0.20 (d)	4,000,000		4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
9/7/11	0.16 (d)	11,000,000		11,000,000
TOTAL MUNICIPAL SECURITIES			148,625,000
Repurchase Agreements - 16.7%
	Maturity Amount
In a joint trading account at 0.08% dated 8/31/11 due 9/1/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 606,001	606,000
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $20,463,827, 2.58% - 6%, 6/1/24 - 8/20/41)	20,007,583	20,000,000
0.34%, dated:
8/25/11 due 9/1/11 (Collateralized by Equity Securities valued at $10,800,720)	10,000,661	10,000,000

	Maturity Amount	Value
8/26/11 due 9/2/11 (Collateralized by Equity Securities valued at $6,480,382)	$ 6,000,397	$ 6,000,000
8/30/11 due 9/6/11 (Collateralized by Equity Securities valued at $10,800,209)	10,000,661	10,000,000
0.4%, dated 8/5/11 due 9/6/11 (Collateralized by Mortgage Loan Obligations valued at $9,738,492, 0.45% - 6.5%, 8/25/21 - 12/20/54)	9,003,200	9,000,000
0.45%, dated 8/29/11 due 9/7/11 (Collateralized by Equity Securities valued at $10,800,410)	10,003,750	10,000,000
1%, dated:
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $24,993,659, 0.36% - 6.63%, 3/15/20 - 2/12/51)	23,232,556	23,000,000
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $16,873,418, 0.75% - 7.25%, 3/15/12 - 3/15/47)	15,151,250	15,000,000
8/8/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $23,612,812, 0.36% - 6.63%, 3/15/19 - 2/12/51)	22,036,667	22,000,000
Citigroup Global Markets, Inc. at 0.52%, dated 8/31/11 due 9/1/11 (Collateralized by Mortgage Loan Obligations valued at $25,920,375, 0.34% - 6.36%, 10/15/20 - 3/25/47)	24,000,347	24,000,000
Credit Suisse Securities (USA) LLC at:
0.34%, dated 7/14/11 due 9/7/11 (Collateralized by Equity Securities valued at $24,852,217)	23,019,550	23,000,000
0.65%, dated 8/1/11 due 9/7/11 (Collateralized by Equity Securities valued at $24,150,454)	23,017,442	23,000,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 8/3/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $20,561,080, 2.5% - 7%, 1/15/26 - 5/20/59)	20,011,500	20,000,000
0.52%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $75,601,094)	70,001,011	70,000,000
Goldman Sachs & Co. at:
0.2%, dated 8/31/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $43,860,244, 4.5% - 5.5%, 2/1/29 - 9/1/30)	43,001,672	43,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at: - continued
0.23%, dated 8/26/11 due 9/2/11 (Collateralized by U.S. Government Obligations valued at $16,320,626, 3.5% - 4.5%, 10/1/25 - 8/1/31)	$ 16,000,716	$ 16,000,000
ING Financial Markets LLC at:
0.17%, dated:
8/9/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $10,302,116, 0.46% - 5.5%, 10/15/31 - 10/15/36)	10,004,250	10,000,000
8/10/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $7,142,815, 2.64% - 5.91%, 2/1/36 - 9/1/36)	7,001,686	7,000,000
0.18%, dated 8/11/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $12,243,303, 4.8% - 4.89%, 4/1/38 - 5/1/38)	12,004,860	12,000,000
0.23%, dated 8/18/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $20,401,977, 2.06% - 5.13%, 5/1/20 - 4/1/38)	20,021,211	20,000,000
0.3%, dated 8/8/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $11,554,297, 5.13% - 6.05%, 8/15/15 - 5/16/16)	11,002,842	11,000,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $42,413,679)	39,049,292	39,000,000
0.52%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $72,827,153)	67,000,968	67,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $8,715,770)	8,026,144	8,000,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $33,718,914)	31,106,950	31,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $37,088,095)	34,121,040	34,000,000
J.P. Morgan Securities, Inc. at:
0.13%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $108,120,952, 4% - 5%, 9/1/20 - 9/1/41)	106,000,383	106,000,000

	Maturity Amount	Value
0.29%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $19,952,288, 1.18% - 9.7%, 6/1/12 - 9/15/39)	$ 19,000,153	$ 19,000,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $12,886,998, 0.48% - 6.52%, 12/25/36 - 6/15/43)	12,043,800	12,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.27%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $36,720,276)	34,000,255	34,000,000
0.62%, dated 8/31/11 due 9/1/11 (Collateralized by Mortgage Loan Obligations valued at $14,040,242, 0.72% - 2.52%, 6/25/35 - 9/25/35)	13,000,224	13,000,000
0.67%, dated 11/19/10 due 10/5/11 (Collateralized by Equity Securities valued at $15,120,282) (d)(f)	14,094,582	14,000,000
0.77%, dated 10/28/10 due 10/5/11 (Collateralized by Corporate Obligations valued at $42,120,900, 0% - 7%, 10/4/11 - 10/25/46) (d)(f)	39,303,637	39,000,000
Mizuho Securities USA, Inc. at:
0.38%, dated:
8/8/11 due 9/7/11 (Collateralized by Equity Securities valued at $16,204,124)	15,004,750	15,000,000
8/18/11 due 9/7/11 (Collateralized by Equity Securities valued at $13,559,857)	12,002,533	12,000,000
0.39%, dated:
8/8/11 due 9/7/11 (Collateralized by Equity Securities valued at $12,946,657)	12,004,030	12,000,000
8/17/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $9,475,512, 5.25%, 3/15/14)	9,002,828	9,000,000
0.4%, dated 8/15/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $12,619,214, 3.5%, 4/15/12)	12,004,133	12,000,000
0.41%, dated 8/29/11 due 9/7/11 (Collateralized by Equity Securities valued at $15,120,539)	14,004,783	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
0.15%, dated 6/17/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $14,289,377, 3.5% - 7%, 2/1/26 - 8/1/41)	$ 14,005,250	$ 14,000,000
0.19%, dated 8/12/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $24,567,341, 4% - 6%, 9/1/24 - 2/1/41)	24,006,207	24,000,000
RBC Capital Markets Corp. at 0.17%, dated 7/28/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $7,162,680, 5.06% - 6%, 10/1/13 - 3/1/35)	7,003,140	7,000,000
RBS Securities, Inc. at 0.57%, dated 8/26/11 due 9/2/11 (Collateralized by Corporate Obligations valued at $47,257,034, 2.45% - 4.65%, 5/9/13 - 7/14/16)	45,004,988	45,000,000
Royal Bank of Scotland PLC at 0.57%, dated 8/26/11 due 9/2/11 (Collateralized by Corporate Obligations valued at $22,808,248, 0.22% - 5%, 4/22/13 - 1/15/53)	22,002,438	22,000,000
UBS Securities LLC at:
0.38%, dated:
6/14/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $9,728,106, 6.38% - 9.75%, 5/15/17 - 6/1/17)	9,008,550	9,000,000
7/7/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $8,404,966, 0.38% - 0.68%, 4/15/29)	8,007,600	8,000,000
0.42%, dated:
8/24/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $6,264,416, 7.95%, 9/15/11 - 6/15/18)	6,006,300	6,000,000
8/25/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $7,560,618, 7.38% - 9.75%, 5/15/17 - 11/15/31)	7,007,350	7,000,000

	Maturity Amount	Value
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $10,284,635, 4.5%, 7/1/41)	$ 10,010,167	$ 10,000,000
0.35%, dated 7/11/11 due 9/7/11 (Collateralized by Corporate Obligations valued at $8,442,385, 4.9% - 6.75%, 11/3/11 - 3/15/41)	8,007,156	8,000,000
TOTAL REPURCHASE AGREEMENTS		1,054,606,000
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $6,628,572,190)		6,628,572,190
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(294,568,397)
NET ASSETS - 100%	$ 6,334,003,793
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $533,498,296 or 8.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $93,912,522, or 1.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.58%, 11/29/11	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$606,000 due 9/01/11 at 0.08%
BNP Paribas Securities Corp.	$ 63,605
Bank of America NA	169,616
Citibank NA	4,240
Citigroup Global Markets, Inc.	33,923
Credit Agricole Securities (USA), Inc.	16,961
Deutsche Bank Securities, Inc.	63,605
ING Financial Markets LLC	14,061
J.P. Morgan Securities, Inc.	52,580
Merrill Lynch, Pierce, Fenner & Smith, Inc.	40,692
RBC Capital Markets Corp.	33,923
RBS Securities, Inc.	8,481
Societe Generale	33,923
UBS Securities LLC	25,442
Wells Fargo Securities LLC	44,948
$ 606,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $74,167 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,054,606,000) - See accompanying schedule: Unaffiliated issuers (cost $6,628,572,190)		$ 6,628,572,190
Cash		1,351
Receivable for fund shares sold		8,518,538
Interest receivable		4,918,427
Total assets		6,642,010,506

Liabilities
Payable for investments purchased	$ 287,000,224
Payable for fund shares redeemed	19,282,138
Distributions payable	9,326
Accrued management fee	943,462
Other affiliated payables	718,858
Other payables and accrued expenses	52,705
Total liabilities		308,006,713

Net Assets		$ 6,334,003,793
Net Assets consist of:
Paid in capital		$ 6,333,524,422
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		479,378
Net Assets, for 6,332,500,420 shares outstanding		$ 6,334,003,793
Net Asset Value, offering price and redemption price per share ($6,334,003,793 ÷ 6,332,500,420 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 12,822,634

Expenses
Management fee	$ 6,017,285
Transfer agent fees	4,156,790
Accounting fees and expenses	292,195
Custodian fees and expenses	61,328
Independent trustees' compensation	12,512
Registration fees	87,708
Audit	22,817
Legal	10,763
Miscellaneous	32,327
Total expenses		10,693,725
Net investment income (loss)		2,128,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		215,741
Net increase in net assets resulting from operations		$ 2,344,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,128,909	$ 8,682,092
Net realized gain (loss)	215,741	(74,167)
Net increase in net assets resulting from operations	2,344,650	8,607,925
Distributions to shareholders from net investment income	(2,128,916)	(8,682,318)
Distributions to shareholders from net realized gain	-	(444,430)
Total distributions	(2,128,916)	(9,126,748)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,488,128,579	6,298,435,738
Reinvestment of distributions	1,940,679	8,306,129
Cost of shares redeemed	(3,611,373,641)	(6,610,580,242)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,121,304,383)	(303,838,375)
Total increase (decrease) in net assets	(1,121,088,649)	(304,357,198)

Net Assets
Beginning of period	7,455,092,442	7,759,449,640
End of period (including distributions in excess of net investment income of $7 and undistributed net investment income of $0, respectively)	$ 6,334,003,793	$ 7,455,092,442

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008E	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	.001	.005	.025	.049	.049
Distributions from net investment income	-F	(.001)	(.005)	(.025)	(.049)	(.049)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	-F	(.001)	(.005)	(.025)	(.049)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.03%	.12%	.47%	2.49%	5.01%	4.97%
Ratios to Average Net AssetsD
Expenses before reductions	.30%A	.31%	.33%	.33%	.36%	.39%
Expenses net of fee waivers, if any	.30%A	.31%	.33%	.33%	.36%	.39%
Expenses net of all reductions	.30%A	.31%	.33%	.33%	.36%	.38%
Net investment income (loss)	.06%A	.12%	.47%	2.44%	4.82%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,334,004	$ 7,455,092	$ 7,759,450	$ 7,952,813	$ 7,178,195	$ 2,567,640

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 6,628,572,190

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,004,597 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-USAN-1011
1.813613.106

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The chairman's photo appears here.)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)
Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,028.20	$ 1.02
Hypothetical A		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,028.70	$ .51
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,102.60	$ 1.06
Hypothetical A		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,103.20	$ .53
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,168.60	$ 1.09
Hypothetical A		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,169.20	$ .55
Hypothetical A		$ 1,000.00	$ 1,024.63	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	19.4	14.1
1 - 1.99%	31.9	36.7
2 - 2.99%	25.9	25.3
3 - 3.99%	10.4	9.8
4 - 4.99%	10.8	13.7
5% and over	1.3	0.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	2.8	2.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.5	2.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Treasury Obligations 98.9%	U.S. Treasury Obligations 99.2%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 0.8%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 1,695,000	$ 2,196,615
10.625% 8/15/15	453,000	630,413
11.25% 2/15/15	1,367,000	1,871,401
U.S. Treasury Notes:
0.125% 8/31/13	4,463,000	4,456,029
0.375% 9/30/12	8,447,000	8,467,788
0.375% 10/31/12	4,808,000	4,820,208
0.375% 6/30/13	5,867,000	5,886,244
0.375% 7/31/13	8,466,000	8,494,437
0.5% 11/30/12	7,659,000	7,691,313
0.5% 5/31/13	8,480,000	8,525,046
0.5% 10/15/13	5,266,000	5,297,270
0.5% 11/15/13	5,667,000	5,701,093
0.5% 8/15/14	4,850,000	4,875,026
0.625% 12/31/12	8,417,000	8,467,637
0.625% 1/31/13	7,928,000	7,978,168
0.625% 2/28/13	6,780,000	6,824,490
0.625% 4/30/13	7,475,000	7,529,044
0.625% 7/15/14	5,659,000	5,709,422
0.75% 3/31/13	8,467,000	8,541,764
0.75% 8/15/13	7,676,000	7,758,156
0.75% 9/15/13	6,115,000	6,181,403
0.75% 12/15/13	4,788,000	4,844,858
0.75% 6/15/14	7,695,000	7,791,788
1% 7/15/13	6,422,000	6,517,816
1% 1/15/14	3,940,000	4,011,412
1% 5/15/14	6,984,000	7,120,956
1% 8/31/16	8,471,000	8,484,892
1.125% 12/15/12	8,710,000	8,816,497
1.125% 6/15/13	6,237,000	6,339,599
1.25% 2/15/14	5,008,000	5,130,461
1.25% 3/15/14	2,181,000	2,236,201
1.25% 4/15/14	6,051,000	6,206,529
1.25% 8/31/15	7,406,000	7,591,150
1.25% 9/30/15	7,505,000	7,683,244
1.25% 10/31/15	7,724,000	7,900,810
1.375% 9/15/12	7,833,000	7,932,440
1.375% 10/15/12	9,397,000	9,525,476
1.375% 11/15/12	9,382,000	9,518,330
1.375% 1/15/13	9,027,000	9,174,745
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 2/15/13	$ 8,682,000	$ 8,831,903
1.375% 3/15/13	8,649,000	8,806,066
1.375% 5/15/13	8,112,000	8,274,889
1.375% 11/30/15	7,256,000	7,457,804
1.5% 12/31/13	6,219,000	6,401,198
1.5% 6/30/16	8,216,000	8,444,487
1.5% 7/31/16	8,284,000	8,508,579
1.75% 4/15/13	7,729,000	7,924,003
1.75% 1/31/14	5,609,000	5,812,326
1.75% 3/31/14	6,164,000	6,398,522
1.75% 7/31/15	6,738,000	7,037,032
1.75% 5/31/16	7,886,000	8,205,146
1.875% 2/28/14	4,807,000	5,000,405
1.875% 4/30/14	6,370,000	6,638,738
1.875% 6/30/15	5,639,000	5,915,661
2% 11/30/13	5,292,000	5,501,611
2% 1/31/16	7,171,000	7,553,637
2% 4/30/16	5,980,000	6,295,804
2.125% 11/30/14	9,714,000	10,250,542
2.125% 5/31/15	7,722,000	8,173,274
2.125% 12/31/15	3,268,000	3,462,292
2.125% 2/29/16	6,090,000	6,451,594
2.25% 5/31/14	6,284,000	6,619,308
2.25% 1/31/15	9,188,000	9,745,022
2.25% 3/31/16	5,949,000	6,334,317
2.375% 8/31/14	8,480,000	8,992,777
2.375% 9/30/14	8,967,000	9,517,628
2.375% 10/31/14	8,698,000	9,240,947
2.375% 2/28/15	9,326,000	9,940,210
2.375% 3/31/16	4,261,000	4,559,270
2.5% 3/31/13	4,132,000	4,282,268
2.5% 3/31/15	9,552,000	10,232,580
2.5% 4/30/15	8,517,000	9,125,829
2.625% 6/30/14	7,602,000	8,097,909
2.625% 7/31/14	7,971,000	8,501,566
2.625% 12/31/14	9,072,000	9,729,720
2.625% 2/29/16	3,504,000	3,787,607
2.625% 4/30/16	3,347,000	3,618,161
2.75% 2/28/13	3,694,000	3,835,554
2.75% 10/31/13	4,498,000	4,742,930
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.875% 1/31/13	$ 2,923,000	$ 3,033,983
3% 8/31/16	5,633,000	6,191,461
3.125% 4/30/13	4,749,000	4,980,143
3.125% 8/31/13	5,089,000	5,384,401
3.125% 9/30/13	5,854,000	6,207,986
3.25% 5/31/16	3,634,000	4,035,444
3.25% 6/30/16	3,503,000	3,892,709
3.25% 7/31/16	4,980,000	5,534,413
3.375% 11/30/12	8,284,000	8,615,037
3.375% 6/30/13	4,401,000	4,655,950
3.375% 7/31/13	4,732,000	5,018,693
3.5% 5/31/13	4,449,000	4,704,123
3.625% 12/31/12	3,583,000	3,747,453
3.625% 5/15/13	3,148,000	3,331,714
3.875% 10/31/12	2,689,000	2,805,278
3.875% 2/15/13	4,004,000	4,218,590
4% 11/15/12	4,178,000	4,370,907
4% 2/15/14	5,942,000	6,486,061
4% 2/15/15	6,474,000	7,255,431
4.125% 5/15/15	5,120,000	5,791,201
4.25% 8/15/13	6,024,000	6,498,625
4.25% 11/15/13	6,699,000	7,291,446
4.25% 8/15/14	4,855,000	5,412,946
4.25% 11/15/14	5,507,000	6,182,896
4.25% 8/15/15	5,800,000	6,621,060
4.5% 11/15/15	5,005,000	5,791,331
4.5% 2/15/16	4,497,000	5,230,573
4.75% 5/15/14	5,647,000	6,327,288
4.875% 8/15/16	2,349,000	2,798,063
5.125% 5/15/16	3,517,000	4,209,958
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $679,680,022)		699,604,451
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,393,000)	$ 2,393,004	$ 2,393,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $682,073,022)		701,997,451
NET OTHER ASSETS (LIABILITIES) - 0.8%		5,713,954
NET ASSETS - 100%		$ 707,711,405
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,393,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 569,885
HSBC Securities (USA), Inc.	853,321
ING Financial Markets LLC	9,809
Mizuho Securities USA, Inc.	959,985
$ 2,393,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,393,000) - See accompanying schedule: Unaffiliated issuers (cost $682,073,022)		$ 701,997,451
Cash		337
Receivable for investments sold		26,843,983
Receivable for fund shares sold		3,581,570
Interest receivable		2,756,542
Total assets		735,179,883

Liabilities
Payable for investments purchased	$ 26,830,140
Payable for fund shares redeemed	459,266
Distributions payable	100,137
Accrued management fee	57,437
Other affiliated payables	21,498
Total liabilities		27,468,478

Net Assets		$ 707,711,405
Net Assets consist of:
Paid in capital		$ 685,945,121
Distributions in excess of net investment income		(24,081)
Accumulated undistributed net realized gain (loss) on investments		1,865,936
Net unrealized appreciation (depreciation) on investments		19,924,429
Net Assets		$ 707,711,405

Investor Class: Net Asset Value, offering price and redemption price per share ($265,927,773 ÷ 24,872,656 shares)		$ 10.69

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($441,783,632 ÷ 41,319,252 shares)		$ 10.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 5,103,017

Expenses
Management fee	$ 333,468
Transfer agent fees	125,512
Independent trustees' compensation	1,162
Miscellaneous	1,053
Total expenses before reductions	461,195
Expense reductions	(59)	461,136
Net investment income (loss)		4,641,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,188,462
Change in net unrealized appreciation (depreciation) on investment securities		12,066,281
Net gain (loss)		14,254,743
Net increase (decrease) in net assets resulting from operations		$ 18,896,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,641,881	$ 9,871,749
Net realized gain (loss)	2,188,462	3,976,264
Change in net unrealized appreciation (depreciation)	12,066,281	855,045
Net increase (decrease) in net assets resulting from operations	18,896,624	14,703,058
Distributions to shareholders from net investment income	(4,544,428)	(10,127,773)
Distributions to shareholders from net realized gain	(1,564,018)	(2,766,178)
Total distributions	(6,108,446)	(12,893,951)
Share transactions - net increase (decrease)	15,163,870	139,229,206
Total increase (decrease) in net assets	27,952,048	141,038,313

Net Assets
Beginning of period	679,759,357	538,721,044
End of period (including distributions in excess of net investment income of $24,081 and distributions in excess of net investment income of $121,534, respectively)	$ 707,711,405	$ 679,759,357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.070	.147	.167	.285	.433	.457
Net realized and unrealized gain (loss)	.224	.088	.058	.141	.579	(.003)
Total from investment operations	.294	.235	.225	.426	1.012	.454
Distributions from net investment income	(.069)	(.152)	(.170)	(.301)	(.407)	(.394)
Distributions from net realized gain	(.025)	(.043)	(.245)	(.085)	(.025)	-
Total distributions	(.094)	(.195)	(.415)	(.386)	(.432)	(.394)
Net asset value, end of period	$ 10.69	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Total Return B, C	2.82%	2.26%	2.17%	4.11%	10.38%	4.65%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.32% A	1.40%	1.59%	2.70%	4.24%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,928	$ 254,081	$ 204,496	$ 223,533	$ 129,158	$ 26,670
Portfolio turnover rate	64% A	62%	138%	116%	110%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.075	.157	.177	.295	.441	.465
Net realized and unrealized gain (loss)	.224	.088	.059	.141	.581	(.001)
Total from investment operations	.299	.245	.236	.436	1.022	.464
Distributions from net investment income	(.074)	(.162)	(.181)	(.311)	(.417)	(.404)
Distributions from net realized gain	(.025)	(.043)	(.245)	(.085)	(.025)	-
Total distributions	(.099)	(.205)	(.426)	(.396)	(.442)	(.404)
Net asset value, end of period	$ 10.69	$ 10.49	$ 10.45	$ 10.64	$ 10.60	$ 10.02
Total Return B, C	2.87%	2.36%	2.27%	4.22%	10.49%	4.75%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.42% A	1.50%	1.69%	2.80%	4.34%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 441,784	$ 425,678	$ 334,225	$ 339,169	$ 242,608	$ 152,046
Portfolio turnover rate	64% A	62%	138%	116%	110%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	6.8	5.6
2 - 2.99%	32.3	27.6
3 - 3.99%	46.1	47.2
4 - 4.99%	7.7	9.4
5 - 5.99%	0.0	1.2
7 - 7.99%	1.5	2.7
8 - 8.99%	4.3	4.9
9 - 9.99%	0.7	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	7.2	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	6.5	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Treasury Obligations 99.1%	U.S. Treasury Obligations 98.9%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.1%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
7.5% 11/15/16	$ 14,271,000	$ 18,984,883
7.875% 2/15/21	7,723,000	11,568,212
8.125% 8/15/19	11,197,000	16,547,061
8.125% 5/15/21	5,975,000	9,122,146
8.5% 2/15/20	4,968,000	7,568,440
8.75% 5/15/17	11,637,000	16,539,086
8.75% 5/15/20	3,379,000	5,233,226
8.75% 8/15/20	7,057,000	10,987,417
8.875% 8/15/17	7,184,000	10,361,239
8.875% 2/15/19	9,937,000	15,060,766
9% 11/15/18	5,236,000	7,921,497
9.125% 5/15/18	5,085,000	7,614,391
U.S. Treasury Notes:
1.5% 8/31/18	28,150,000	28,018,033
1.875% 8/31/17	38,399,000	39,667,972
1.875% 9/30/17	34,889,000	36,003,808
1.875% 10/31/17	38,089,000	39,300,116
2.125% 8/15/21	34,157,000	33,820,895
2.25% 11/30/17	31,921,000	33,626,794
2.25% 7/31/18	36,616,000	38,320,914
2.375% 7/31/17	32,076,000	34,080,750
2.375% 5/31/18	27,788,000	29,368,581
2.375% 6/30/18	35,797,000	37,788,208
2.5% 6/30/17	28,321,000	30,321,171
2.625% 1/31/18	23,842,000	25,646,911
2.625% 4/30/18	19,225,000	20,654,859
2.625% 8/15/20	90,137,000	94,397,415
2.625% 11/15/20	92,533,000	96,537,921
2.75% 11/30/16	34,275,000	37,241,913
2.75% 5/31/17	29,554,000	32,077,646
2.75% 12/31/17	25,055,000	27,159,219
2.75% 2/28/18	18,652,000	20,203,902
2.75% 2/15/19	57,288,000	61,763,625
2.875% 3/31/18	24,968,000	27,230,725
3% 9/30/16	35,243,000	38,739,775
3% 2/28/17	30,105,000	33,106,107
3.125% 10/31/16	37,343,000	41,293,180
3.125% 1/31/17	38,184,000	42,241,050
3.125% 4/30/17	30,520,000	33,774,683
3.125% 5/15/19	60,697,000	66,956,378
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 95,002,000	$ 102,750,363
3.25% 12/31/16	30,915,000	34,376,027
3.25% 3/31/17	33,711,000	37,524,557
3.375% 11/15/19	66,089,000	73,869,922
3.5% 2/15/18	37,420,000	42,299,231
3.5% 5/15/20	75,431,000	84,795,004
3.625% 8/15/19	48,582,000	55,303,757
3.625% 2/15/20	86,769,000	98,530,278
3.625% 2/15/21	94,764,000	106,846,412
3.75% 11/15/18	47,896,000	55,050,465
3.875% 5/15/18	19,577,000	22,619,090
4% 8/15/18	21,050,000	24,529,818
4.25% 11/15/17	26,182,000	30,782,256
4.5% 5/15/17	17,881,000	21,166,634
4.625% 11/15/16	26,738,000	31,626,027
4.625% 2/15/17	21,713,000	25,757,046
4.75% 8/15/17	22,733,000	27,318,678
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,918,651,639)		2,091,996,480
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,197,000)	$ 13,197,025	13,197,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,931,848,639)		2,105,193,480
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,941,233
NET ASSETS - 100%		$ 2,111,134,713
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,197,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 3,142,821
HSBC Securities (USA), Inc.	4,705,922
ING Financial Markets LLC	54,095
Mizuho Securities USA, Inc.	5,294,162
$ 13,197,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,197,000) - See accompanying schedule: Unaffiliated issuers (cost $1,931,848,639)		$ 2,105,193,480
Receivable for investments sold		117,883,170
Receivable for fund shares sold		1,848,232
Interest receivable		11,494,766
Total assets		2,236,419,648

Liabilities
Payable to custodian bank	$ 373,386
Payable for investments purchased	61,994,949
Payable for fund shares redeemed	62,483,580
Distributions payable	109,136
Accrued management fee	177,883
Other affiliated payables	146,001
Total liabilities		125,284,935

Net Assets		$ 2,111,134,713
Net Assets consist of:
Paid in capital		$ 1,914,849,535
Undistributed net investment income		1,951,966
Accumulated undistributed net realized gain (loss) on investments		20,988,371
Net unrealized appreciation (depreciation) on investments		173,344,841
Net Assets		$ 2,111,134,713

Investor Class: Net Asset Value, offering price and redemption price per share ($1,710,992,547 ÷ 148,510,946 shares)		$ 11.52

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($400,142,166 ÷ 34,730,494 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 29,442,222

Expenses
Management fee	$ 1,010,923
Transfer agent fees	833,429
Independent trustees' compensation	3,453
Miscellaneous	3,036
Total expenses before reductions	1,850,841
Expense reductions	(79)	1,850,762
Net investment income (loss)		27,591,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		22,733,994
Change in net unrealized appreciation (depreciation) on investment securities		149,772,432
Net gain (loss)		172,506,426
Net increase (decrease) in net assets resulting from operations		$ 200,097,886

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,591,460	$ 49,295,476
Net realized gain (loss)	22,733,994	23,062,076
Change in net unrealized appreciation (depreciation)	149,772,432	6,070,630
Net increase (decrease) in net assets resulting from operations	200,097,886	78,428,182
Distributions to shareholders from net investment income	(27,137,235)	(50,605,811)
Distributions to shareholders from net realized gain	(4,021,893)	(20,081,543)
Total distributions	(31,159,128)	(70,687,354)
Share transactions - net increase (decrease)	13,821,297	455,685,352
Total increase (decrease) in net assets	182,760,055	463,426,180

Net Assets
Beginning of period	1,928,374,658	1,464,948,478
End of period (including undistributed net investment income of $1,951,966 and undistributed net investment income of $1,497,741, respectively)	$ 2,111,134,713	$ 1,928,374,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.148	.305	.328	.382	.440	.432
Net realized and unrealized gain (loss)	.930	.282	(.170)	.319	.850	.055
Total from investment operations	1.078	.587	.158	.701	1.290	.487
Distributions from net investment income	(.146)	(.314)	(.328)	(.376)	(.420)	(.417)
Distributions from net realized gain	(.022)	(.123)	(.390)	(.145)	(.010)	-
Total distributions	(.168)	(.437)	(.718)	(.521)	(.430)	(.417)
Net asset value, end of period	$ 11.52	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Total Return B, C	10.26%	5.64%	1.48%	6.68%	13.32%	5.07%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.70% A	2.83%	3.08%	3.55%	4.35%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,710,993	$ 1,589,271	$ 1,238,550	$ 1,100,136	$ 925,538	$ 610,674
Portfolio turnover rate	67% A	45%	114%	89%	85%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98	$ 9.91
Income from Investment Operations
Net investment income (loss) D	.153	.316	.341	.395	.453	.441
Net realized and unrealized gain (loss)	.930	.282	(.173)	.317	.847	.056
Total from investment operations	1.083	.598	.168	.712	1.300	.497
Distributions from net investment income	(.151)	(.325)	(.338)	(.387)	(.430)	(.427)
Distributions from net realized gain	(.022)	(.123)	(.390)	(.145)	(.010)	-
Total distributions	(.173)	(.448)	(.728)	(.532)	(.440)	(.427)
Net asset value, end of period	$ 11.52	$ 10.61	$ 10.46	$ 11.02	$ 10.84	$ 9.98
Total Return B, C	10.32%	5.74%	1.58%	6.79%	13.43%	5.18%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.80% A	2.93%	3.18%	3.65%	4.45%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,142	$ 339,104	$ 226,399	$ 498,614	$ 174,647	$ 23,231
Portfolio turnover rate	67% A	45%	114%	89%	85%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
3 - 3.99%	10.3	8.8
4 - 4.99%	54.1	47.9
5 - 5.99%	8.6	9.2
6 - 6.99%	16.7	18.7
7 - 7.99%	6.6	7.9
8 - 8.99%	2.6	6.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	23.5	22.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	15.1	13.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Treasury Obligations 97.9%	U.S. Treasury Obligations 98.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 2.0%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 97.9%
	Principal Amount	Value
U.S. Treasury Obligations - 97.9%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 7,617,000	$ 7,488,463
3.75% 8/15/41	4,225,000	4,328,006
3.875% 8/15/40	13,719,000	14,370,653
4.25% 5/15/39	9,265,000	10,365,219
4.25% 11/15/40	13,419,000	14,987,346
4.375% 2/15/38	4,611,000	5,278,156
4.375% 11/15/39	12,423,000	14,171,922
4.375% 5/15/40	13,059,000	14,889,349
4.375% 5/15/41	13,839,000	15,798,049
4.5% 2/15/36	7,550,000	8,847,656
4.5% 5/15/38	5,870,000	6,849,556
4.5% 8/15/39	10,231,000	11,911,125
4.625% 2/15/40	12,574,000	14,923,766
4.75% 2/15/37	4,342,000	5,265,352
4.75% 2/15/41	11,931,000	14,455,146
5% 5/15/37	4,374,000	5,503,721
5.25% 11/15/28	2,882,000	3,715,077
5.25% 2/15/29	2,872,000	3,703,085
5.375% 2/15/31	4,500,000	5,922,423
5.5% 8/15/28	2,353,000	3,114,784
6% 2/15/26	3,518,000	4,829,004
6.125% 11/15/27	4,940,000	6,936,842
6.125% 8/15/29	2,136,000	3,026,445
6.25% 8/15/23	5,638,000	7,781,320
6.25% 5/15/30	3,398,000	4,894,714
6.375% 8/15/27	1,809,000	2,598,176
6.5% 11/15/26	2,233,000	3,222,498
6.625% 2/15/27	1,878,000	2,746,575
6.75% 8/15/26	1,824,000	2,682,991
6.875% 8/15/25	2,646,000	3,900,783
7.125% 2/15/23	2,763,000	4,049,953
7.25% 8/15/22	2,583,000	3,798,624
7.5% 11/15/24	2,054,000	3,154,174
7.625% 11/15/22	1,531,000	2,316,115
7.625% 2/15/25	2,270,000	3,528,431
8% 11/15/21	4,280,000	6,537,700
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $219,917,375)		251,893,199
Cash Equivalents - 1.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,765,000)	$ 2,765,005	$ 2,765,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $222,682,375)		254,658,199
NET OTHER ASSETS (LIABILITIES) - 1.1%		2,703,533
NET ASSETS - 100%		$ 257,361,732
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,765,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 658,475
HSBC Securities (USA), Inc.	985,972
ING Financial Markets LLC	11,334
Mizuho Securities USA, Inc.	1,109,219
$ 2,765,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,765,000) - See accompanying schedule: Unaffiliated issuers (cost $222,682,375)		$ 254,658,199
Cash		893
Receivable for investments sold		4,228,092
Receivable for fund shares sold		1,456,585
Interest receivable		1,592,313
Total assets		261,936,082

Liabilities
Payable for investments purchased	$ 4,354,118
Payable for fund shares redeemed	141,660
Distributions payable	43,131
Accrued management fee	22,056
Other affiliated payables	13,385
Total liabilities		4,574,350

Net Assets		$ 257,361,732
Net Assets consist of:
Paid in capital		$ 223,656,193
Undistributed net investment income		21,211
Accumulated undistributed net realized gain (loss) on investments		1,708,504
Net unrealized appreciation (depreciation) on investments		31,975,824
Net Assets		$ 257,361,732

Investor Class: Net Asset Value, offering price and redemption price per share ($166,653,450 ÷ 14,149,646 shares)		$ 11.78

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($90,708,282 ÷ 7,701,262 shares)		$ 11.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Interest		$ 5,038,434

Expenses
Management fee	$ 121,209
Transfer agent fees	70,850
Independent trustees' compensation	414
Miscellaneous	368
Total expenses before reductions	192,841
Expense reductions	(15)	192,826
Net investment income (loss)		4,845,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,315,945
Change in net unrealized appreciation (depreciation) on investment securities		31,275,904
Net gain (loss)		34,591,849
Net increase (decrease) in net assets resulting from operations		$ 39,437,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,845,608	$ 11,454,141
Net realized gain (loss)	3,315,945	3,119,740
Change in net unrealized appreciation (depreciation)	31,275,904	3,422,464
Net increase (decrease) in net assets resulting from operations	39,437,457	17,996,345
Distributions to shareholders from net investment income	(4,825,196)	(11,338,335)
Distributions to shareholders from net realized gain	-	(2,596,245)
Total distributions	(4,825,196)	(13,934,580)
Share transactions - net increase (decrease)	(8,897,827)	(50,312,271)
Total increase (decrease) in net assets	25,714,434	(46,250,506)

Net Assets
Beginning of period	231,647,298	277,897,804
End of period (including undistributed net investment income of $21,211 and undistributed net investment income of $799, respectively)	$ 257,361,732	$ 231,647,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.212	.416	.408	.428	.447	.455
Net realized and unrealized gain (loss)	1.499	.155	(.564)	.439	.565	(.067)
Total from investment operations	1.711	.571	(.156)	.867	1.012	.388
Distributions from net investment income	(.211)	(.411)	(.409)	(.427)	(.452)	(.458)
Distributions from net realized gain	-	(.110)	(.115)	(.010)	(.020)	-
Total distributions	(.211)	(.521)	(.524)	(.437)	(.472)	(.458)
Net asset value, end of period	$ 11.78	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Total Return B, C	16.86%	5.50%	(1.47)%	8.47%	10.56%	4.09%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.93% A	3.85%	3.89%	3.96%	4.47%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,653	$ 135,322	$ 175,804	$ 178,354	$ 55,139	$ 9,573
Portfolio turnover rate	57% A	77%	140%	91%	56%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.217	.425	.416	.429	.454	.463
Net realized and unrealized gain (loss)	1.499	.157	(.561)	.448	.568	(.066)
Total from investment operations	1.716	.582	(.145)	.877	1.022	.397
Distributions from net investment income	(.216)	(.422)	(.420)	(.437)	(.462)	(.467)
Distributions from net realized gain	-	(.110)	(.115)	(.010)	(.020)	-
Total distributions	(.216)	(.532)	(.535)	(.447)	(.482)	(.467)
Net asset value, end of period	$ 11.78	$ 10.28	$ 10.23	$ 10.91	$ 10.48	$ 9.94
Total Return B, C	16.92%	5.60%	(1.38)%	8.58%	10.67%	4.19%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	4.03% A	3.95%	3.99%	4.05%	4.57%	4.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,708	$ 96,326	$ 102,094	$ 61,111	$ 38,328	$ 8,746
Portfolio turnover rate	57% A	77%	140%	91%	56%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. In September 2011 the Board of Trustees approved a change in the name of Fidelity Fixed-Income Trust to Fidelity Salem Street Trust effective October 14, 2011.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 682,068,128	$ 19,951,491	$ (22,168)	$ 19,929,323
Spartan Intermediate Treasury Bond Index Fund	1,931,117,463	174,302,198	(226,181)	174,076,017
Spartan Long-Term Treasury Bond Index Fund	223,518,843	31,223,146	(83,790)	31,139,356

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .10% each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class-level expenses of each Fidelity Advantage Class and Investor Class so that the total expenses do not exceed .10% and .20% of the class' average net assets, respectively, with certain exceptions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .10% and .06% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,053
Spartan Intermediate Treasury Bond Index Fund	3,036
Spartan Long-Term Treasury Bond Index Fund	368

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 1,020

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 59
Spartan Intermediate Treasury Bond Index Fund	79
Spartan Long-Term Treasury Bond Index Fund	15

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,632,649	$ 3,516,165
Fidelity Advantage Class	2,911,779	6,611,608
Total	$ 4,544,428	$ 10,127,773
From net realized gain
Investor Class	$ 585,006	$ 1,001,265
Fidelity Advantage Class	979,012	1,764,913
Total	$ 1,564,018	$ 2,766,178
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 22,228,747	$ 41,654,887
Fidelity Advantage Class	4,908,488	8,950,924
Total	$ 27,137,235	$ 50,605,811
From net realized gain
Investor Class	$ 3,327,333	$ 16,551,989
Fidelity Advantage Class	694,560	3,529,554
Total	$ 4,021,893	$ 20,081,543
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 2,788,609	$ 7,096,573
Fidelity Advantage Class	2,036,587	4,241,762
Total	$ 4,825,196	$ 11,338,335
From net realized gain
Investor Class	$ -	$ 1,533,357
Fidelity Advantage Class	-	1,062,888
Total	$ -	$ 2,596,245

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	8,337,462	18,650,596	$ 88,294,247	$ 196,312,078
Reinvestment of distributions	199,155	403,990	2,096,687	4,254,516
Shares redeemed	(7,894,488)	(14,392,969)	(83,351,226)	(151,597,977)
Net increase (decrease)	642,129	4,661,617	$ 7,039,708	$ 48,968,617
Fidelity Advantage Class
Shares sold	13,571,818	34,930,013	$ 143,802,752	$ 367,621,185
Reinvestment of distributions	310,022	692,762	3,264,266	7,298,226
Shares redeemed	(13,156,076)	(27,011,464)	(138,942,856)	(284,658,822)
Net increase (decrease)	725,764	8,611,311	$ 8,124,162	$ 90,260,589
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	21,502,438	89,328,461	$ 235,934,331	$ 966,271,926
Reinvestment of distributions	2,327,847	5,349,369	25,329,766	57,527,111
Shares redeemed	(25,108,017)	(63,290,286)	(278,791,030)	(683,227,695)
Net increase (decrease)	(1,277,732)	31,387,544	$ (17,526,933)	$ 340,571,342
Fidelity Advantage Class
Shares sold	11,106,171	32,973,008	$ 123,193,167	$ 360,457,086
Reinvestment of distributions	465,513	1,052,098	5,068,181	11,337,372
Shares redeemed	(8,800,713)	(23,707,919)	(96,913,118)	(256,680,448)
Net increase (decrease)	2,770,971	10,317,187	$ 31,348,230	$ 115,114,010
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	5,691,841	19,837,809	$ 62,859,495	$ 217,710,336
Reinvestment of distributions	248,854	775,093	2,670,764	8,337,845
Shares redeemed	(4,956,312)	(24,625,773)	(53,719,960)	(270,353,878)
Net increase (decrease)	984,383	(4,012,871)	$ 11,810,299	$ (44,305,697)
Fidelity Advantage Class
Shares sold	2,756,134	9,519,029	$ 30,274,333	$ 103,616,026
Reinvestment of distributions	176,476	461,758	1,891,791	4,952,568
Shares redeemed	(4,602,432)	(10,585,207)	(52,874,250)	(114,575,168)
Net increase (decrease)	(1,669,822)	(604,420)	$ (20,708,126)	$ (6,006,574)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

LBX-USAN-1011
1.821050.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 24, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2011